Stockholders' Equity (Conversion Features) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 29, 2016 USD ($) $ / shares
Stockholders' Equity
Conversion threshold minimum proceeds from initial public offering issuance | $	$ 75.0
Conversion threshold minimum public offering price per share	$ 1,000
Conversion threshold minimum public offering price per share adjusted by dividends	$ 916